Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before tax	$ (967,491)	$ (284,655)
Tax credit calculated at statutory tax rate	(241,873)	(71,164)
Effect of different tax rates in other countries	36	118
Others	241,837	71,046
Income tax expense (benefits)